Intangible assets, net (Details) - USD ($)		3 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization				$ (3,095,844)	$ (1,986,074)
Impairment for capitalized software		$ (1,322,433)
Intangible assets, net				4,778,481	5,247,752
Licensed software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross				2,899,801	2,822,063
Capitalized development cost [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross				6,079,463	3,932,617
Platform system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross				44,880	43,831
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross				172,614
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	[1]				$ 435,315

[1]	On June 3, 2015, Infobird Guiyang signed a cloud computing development agreement with the local Guiyang government to promote development of the local cloud computing industry. See construction in progress in Note 7. The Company obtained land use rights in Guiyang, China for 9,760.8 square meters of land for approximately $4.7 million (RMB 32,532,746) through public bidding. The land is for building of technology related infrastructure only. In return, the Guiyang government will subsidize the cost of land through a form of cash grant in the amount of approximately $4.5 million (RMB 31,068,626). The Company received such grant in 2015. The grant was given to promote the local cloud computing industry, there are no services to perform on the part of the Company and the grant was given without restriction. The only condition is that the land use right acquired was to be used for the cloud computing industry only. The Company recorded the grant as a reduction of the related land use rights. For the year ended December 31, 2021, the Company recorded impairment loss of $0.4 million of land use rights as a result of project delay, see Note 7 for details.